Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill Abstract
Goodwill
12.	Goodwill

As of December 31, 2018, the amount for goodwill amounts to S/6,325,000 corresponding to the acquisition of assets made by the subsidiary Distribuidora Norte Pacasmayo S.R.L., see note 1.2.

The Group has assessed the recoverable amount of its goodwill and did not find indications of an impairment loss of this asset as of December 31, 2018.